INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax (loss) income from continuing operations and discontinued operations for the year ended December 31, 2023, 2022, and 2021 in the following jurisdictions:

	2023	2022	2021
PRC	$2,769,080	$(4,284,019)	$(8,287,495)
Hong Kong	(123,008)	(1,384,286)	(876,289)
BVI	(3,336,033)	(1,343,473)	(755,754)
Total (loss) before income taxes	$(689,961)	$(7,011,778)	$(9,919,538)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)	Income tax expense (benefit) from continuing operations consists of the following:
	2023	2022	2021
Current taxes	$7,980	$69,869	$5,321
Income tax expense	$7,980	$69,869	$5,321

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense (benefit) was recorded in 2023, 2022 and 2021 and was related to differences between the book and corporate income tax returns.

	2023	2022	2021
PRC statutory tax rate	25%	25%	25%
Expected income tax (benefit)	$(172,490)	$(1,752,944)	$(2,479,885)
Tax rate difference	(187,321)	227,985	950,843
Permanent differences	(265,279)	(1,011,482)	(589,598)
Tax effect of temporary differences not recognized	-	170,383	837,438
Tax effect of tax losses unrecognized	633,070	2,435,927	1,286,523
Income tax expense	$7,980	$69,869	$5,321